NATIXIS FUNDS TRUST II

April 6, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated April 1, 2025, for Loomis Sayles Global Growth Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund, each a series of Natixis Funds Trust II, do not differ from that which is contained in Post-Effective Amendment No. 243 that was filed electronically on March 28, 2025.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2816.

Very truly yours,

/s/ Jan Ryu Koo
Jan Ryu Koo
Assistant Secretary